Hodges Fund
                                   Designed
                                  for Investors
                                 Who Want Growth










                               Semi-Annual Report

                            For the Six Months Ended
                               September 30, 1995

October 2, 1995





Dear Hodges Fund Shareholders:

For the quarter ending September 30, 1995, the Hodges Fund return was 10.32%. For the six month period ending September 30, 1995, the total return was 17.88%. For the twelve months ending in September the return was 29.95%. Our return, since inception, is an annual compound growth rate of 14.32%. During the quarter we took new positions in American Express, Children's Comprehensive Care, U.S. Surgical, Circle K and Capital Southwest. We added to existing positions of Mylan Labs, Calloway Nursery, Diagnostic Health Services, Surgical Care Affiliates, Mail Boxes and Vulcan Materials.

As the market has moved up this past six months, we have become slightly more defensive in the types of securities we are owning. If you have any questions about our portfolio, or questions about our investment strategy, please feel free to call me or one of my associates and we will get back to you promptly.

Sincerely,







DON W. HODGES

PORTFOLIO OF INVESTMENTS at September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 83.4%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Building and Construction: 4.4%
       4,700         Texas Industries, Inc...................................................           $ 247,925
       5,000         Vulcan Materials Company................................................             265,000
                                                                                                          -------
                                                                                                          512,925
                                                                                                          -------
                     Computers, Software and Electronics: 5.2%
      10,000         Dallas Semiconductor Corp...............................................             205,000
      10,000         Optical Data Systems, Inc.*.............................................             390,000
                                                                                                          -------
                                                                                                          595,000
                                                                                                          -------
                     Construction Equipment: 0.8%
      15,000         CMI Corp., Class A......................................................              97,500
                                                                                                           ------

                     Consumer Products: 1.7%
      15,000         Fossil Inc..............................................................             196,875
                                                                                                          -------

                     Electrical Products: 2.4%
      15,000         Sterling Electronics....................................................             279,375
                                                                                                          -------

                     Entertainment: 2.5%
      10,500         Gaylord Entertainment Company...........................................             284,813
                                                                                                          -------

                     Financial: 1.9%
       5,000         American Express Company................................................             221,875
                                                                                                          -------

                     Food: 6.3%
       5,000         Hershey Foods Corp......................................................             321,875
       8,000         Wm. Wrigley, Jr., Company...............................................             404,000
                                                                                                          -------
                                                                                                          725,875
                                                                                                          -------
                     Insurance: 6.3%
      60,000         Nobel Insurance, Ltd.*..................................................             727,500
                                                                                                          -------

                     Medical Equipment: 4.6%
      20,000         U.S. Surgical Corp......................................................             535,000
                                                                                                          -------

PORTFOLIO OF INVESTMENTS at September 30, 1995 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Medical Related: 9.5%
     140,000         Diagnostic Health Services..............................................           $ 630,000
      20,000         Surgical Care Affiliates, Inc...........................................             465,000
                                                                                                          -------
                                                                                                        1,095,000
                                                                                                        ---------
                     Miscellaneous Services: 0.7%
      22,500         Childrens Comp. Services................................................              77,344
                                                                                                           ------

                     Personal Care Products: 3.9%
      15,000         Helene Curtis Industries, Inc...........................................             451,875
                                                                                                          -------

                     Pharmaceutical: 3.9%
       3,000         Amgen, Inc..............................................................             149,625
      15,000         Mylan Laboratories......................................................             300,000
                                                                                                          -------
                                                                                                          449,625
                                                                                                          -------
                     Printing & Publishing: 3.3%
      15,000         Thomas Nelson, Inc......................................................             378,750
                                                                                                          -------

                     Retail: 9.9%
     104,750         Calloway's Nursery, Inc.................................................             121,117
       5,000         Circle K Corp...........................................................             103,750
      10,000         Home Depot, Inc. .......................................................             398,750
       2,000         Office Depot, Inc.......................................................              60,250
      10,000         Wal-Mart Stores, Inc. ..................................................             248,750
      10,000         Williams-Sonoma, Inc. ..................................................             207,500
                                                                                                          -------
                                                                                                        1,140,117
                                                                                                        ---------
                     Restaurants: 7.8%
      20,000         Brinker International, Inc.*............................................             297,500
      19,000         Cracker Barrel Old Country Store, Inc...................................             382,375
      10,000         Luby's Cafeterias, Inc..................................................             215,000
                                                                                                          -------
                                                                                                          894,875
                                                                                                          -------
                     Service Industries: 3.4%
      30,000         Mail Boxes Etc.*........................................................             397,500
                                                                                                          -------

                     Stock Brokerage: 4.0%
      10,000         Quick & Reilly Group....................................................             458,750
                                                                                                          -------

PORTFOLIO OF INVESTMENTS at September 30, 1995 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Venture Capital: 0.9%
       2,300         Captial Southwest Corp..................................................           $ 101,775
                                                                                                        ---------

                     Total Common Stocks (cost $8,595,532) ..................................           9,622,349
                                                                                                        ---------


                     CONVERTIBLE PREFERRED STOCKS: 3.8%
------------------------------------------------------------------------------------------------------------------------------------
      33,600         Capstead Mortgage Corporation (cost $423,634)...........................             436,800
                                                                                                          -------

Principal Amount     REPURCHASE AGREEMENTS: 10.9%
------------------------------------------------------------------------------------------------------------------------------------
  $1,255,515         Provident Bank Repurchase Agreement, 6.25%, dated 9/29/95, due 10/2/95, collateralized by $1,275,000 U.S. Treasury Notes,
                     due 5/15/96 (proceeds $1,256,169) (cost $1,255,515).....................           1,255,515
                                                                                                        ---------

                     Total Investment in Securities (cost $10,274,681+): 98.1%...............          11,314,664
                     Other Assets less Liabilities: 1.9%.....................................             216,603
                                                                                                          -------
                     Total Net Assets: 100.0%................................................         $11,531,267
                                                                                                      ===========


* Indicates non-income producing security.

+ Cost for federal income tax purposes is the same.

                     Net unrealized appreciation consists of:
                              Gross unrealized appreciation..................................         $ 1,536,113
                              Gross unrealized depreciation..................................            (496,130)
                                                                                                         --------
                                       Net unrealized appreciation...........................         $ 1,039,983
                                                                                                      ===========

 See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $10,274,681) (Note 2-A) ..........          $11,314,664
      Receivables:
            Dividends and interest ..........................................................                2,462
            Investments sold.................................................................              114,750
            Capital shares sold .............................................................              106,899
            Other ...........................................................................               21,076
      Prepaid expenses.......................................................................                3,878
                                                                                                             -----
                  Total assets ..............................................................           11,563,729
                                                                                                        ----------
LIABILITIES
      Payables:
            Distribution Plan................................................................               14,484
            Advisor .........................................................................                7,965
            Manager..........................................................................                2,465
      Accrued expenses ......................................................................                7,548
                                                                                                             -----
                  Total liabilities..........................................................               32,462
                                                                                                            ------

NET ASSETS  .................................................................................          $11,531,267
                                                                                                       ===========

      Net asset value and redemption price per share
            ($11,531,267/849,263 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $13.58
                                                                                                            ======
      Computation of offering price per share
            (Net asset value $13.58/.975)....................................................               $13.93
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................          $ 9,240,281
      Accumulated net investment loss .......................................................              (34,044)
Undistributed net realized gain on investments ..............................................            1,285,047
      Net unrealized appreciation of investments.............................................            1,039,983
                                                                                                         ---------
            Net assets ......................................................................          $11,531,267
                                                                                                       ===========

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS - for the Six Months Ended September 30, 1995 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
      Income
            Interest ........................................................................             $ 15,102
            Dividends........................................................................               61,198
                                                                                                            ------
                  Total investment income ...................................................               76,300
                                                                                                            ------
      Expenses
            Advisory fees (Note 3) ..........................................................               44,236
            Distribution costs (Notes 3 and 4) ..............................................               26,021
Manager's fee (Note 3) ......................................................................               15,041
            Auditing fees ...................................................................                5,956
            Legal fees ......................................................................                  363
            Custodian and accounting fees....................................................                5,827
            Trustees' fees ..................................................................                1,504
            Registration fees ...............................................................                1,203
            Transfer agent fees..............................................................                4,359
            Reports to shareholders..........................................................                2,693
            Insurance .......................................................................                1,254
            Miscellaneous....................................................................                1,887
                                                                                                             -----
                  Total expenses.............................................................              110,344
                                                                                                           -------
                        Net investment loss   ...............................................              (34,044)
                                                                                                           -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain on security transactions ............................................            1,299,196
      Net increase in unrealized appreciation of investments ................................              709,11
                                                                                                           ------
                  Net realized and unrealized gain on investments ...........................            2,008,311
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................          $ 1,974,267
                                                                                                       ===========

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six Months            Year
                                                                                      Ended              Ended
                                                                                   September           March 31,
                                                                                     30,1995*            1995
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss........................................................          $ (34,044)       $   (63,105)
Net realized gain on security transactions ................................          1,299,196            264,968
Net increase in unrealized appreciation of investments.....................            709,115            611,872
                                                                                       -------            -------
      Net increase in net assets resulting from operations                           1,974,267            813,735
                                                                                     ---------            -------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income......................................................                -0-            -0-
Net realized gain from securities transactions ($0.34 and $0.26 per
      share, respectively).................................................           (279,392)          (209,299)
                                                                                      --------           --------
      Total dividends and distributions   .................................           (279,392)          (209,299)
                                                                                      --------           --------
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding
      shares (a) ..........................................................            540,209            229,249
                                                                                       -------            -------
      Total increase in net assets ........................................          2,235,084            833,685
NET ASSETS
Beginning of period........................................................          9,296,183          8,462,498
                                                                                     ---------          ---------
End of period ............................................................         $11,531,267         $9,296,183
                                                                                   ===========         ==========


(a) A summary of capital shares transactions is as follows:

                                                               Six Months Ended                 Year Ended
                                                              September 30, 1995*              March 31, 1995
                                                             Shares         Value         Shares          Value
Shares sold ......................................            53,334      $662,620         70,668       $ 757,390
Shares issued in connection with payment of
      dividend ...................................            23,011       276,913         20,190         208,765
Shares redeemed ..................................           (32,044)     (399,324)       (69,612)       (736,906)
                                                             -------      --------        -------        --------
Net increase .....................................            44,301      $540,209         21,246       $ 229,249
                                                              ======      ========         ======       =========


*Unaudited.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
for a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Six Months     Year         Year    Oct. 9, 1992*
                                                                    Ended       Ended        Ended      through
                                                                  September   March 31,    March 31,   March 31,
                                                                 30, 1995**     1995         1994        1993
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................    $11.55      $10.80       $11.78      $10.25
Income from investment operations:
      Net investment income (loss) ............................      (.04)       (.08)        (.03)        .02
      Net realized and unrealized gain on investments .........      2.41        1.09          .07        1.51
                                                                     ----        ----          ---        ----
Total from investment operations...............................      2.37        1.01          .04        1.53
                                                                     ----        ----          ---        ----
Less distributions:
      Dividends from net investment income.....................       -0-          -0-        (.01)         -0-
      Distributions from net capital gains ....................      (.34)       (.26)       (1.01)         -0-
                                                                     ----        ----        -----           -
Total distributions............................................      (.34)       (.26)       (1.02)         -0-
                                                                     ----        ----        -----           -
Net asset value, end of period ................................    $13.58      $11.55       $10.80       $11.78
                                                                   ======      ======       ======       ======

Total return ..................................................     46.13%+      9.60%        0.22%      25.59%+

Ratios/supplemental data:
Net assets, end of period (millions)...........................     $11.5         $9.3        $8.5         $6.9
Ratio of expenses to average net assets:
      Before expense reimbursement ............................      2.12%+      2.31%        2.63%       2.17%+
      After expense reimbursement..............................      2.12%+      2.31%        2.07%       2.17%+
Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement ............................     (0.65%)+    (0.75%)      (0.84%)      0.41%+
      After expense reimbursement .............................     (0.65%)+    (0.75%)      (0.29%)      0.41%+

Portfolio turnover rate .......................................     57.17%      73.65%      192.03%      26.23%



*Commencement of operations.

**Unaudited.

+Annualized.


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS at September 30, 1995 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      Hodges Fund (the "Fund") is a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management company. The Fund began operations on October 9, 1992.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there has been no sale and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value. U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the period ended September 30, 1995, Hodges Capital Management, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund.

--------------------------------------------------------------------------------
      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to the most stringent limits prescribed by any state in which the Fund's shares are offered for sale.
Currently, the most stringent limits prescribed are 2.50% of the first $30 million of net assets and reduced amounts thereafter.
       Southampton Investment Management Company (the "Manager") acts as the Fund's Manager under an Investment Management Agreement. The Manager prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Manager receives an annual fee equal to the greater of 0.25% of the Fund's average daily net assets or $30,000.
      First Dallas Securities, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. For the period ended September 30, 1995, the Distributor received as commissions $2,755 from the Fund in connection with its distribution of shares.
      Certain officers and Trustees of the Fund are also officers and/or directors of the Manager.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.50% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the period ended September 30, 1995, the Fund paid fees of $26,021 to the Distributor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      For the period ended September 30, 1995, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $5,521,522 and $6,484,083, respectively.

                     Advisor Hodges Capital Management, Inc.
                         2905 Maple Avenue Dallas, Texas
                              75201 (800) 388-8512
                                       --
                    Distributor First Dallas Securities, Inc.
                      2905 Maple Avenue Dallas, Texas 75201
                                       --
                 Custodian and Transfer Agent The Provident Bank
               One East Fourth Street Cincinnati, Ohio 45250-0967
                                       --
                          Auditors Tait, Weller & Baker
              2 Penn Center Plaza Philadelphia, Pennsylvania 19102
                                       --
                 Legal Counsel Heller, Ehrman, White & McAuliffe
                    333 Bush Street San Francisco, California
                                      94104




                         This report is intended for the
                      shareholders of the Hodges Fund and
                           should not be used as sales
                        literature unless accompanied or
                         preceded by the Fund's current
                                   prospectus.